Related Party	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party

Note 10 – Related Party

Since the company’s establishment, the company’s founder and CEO has also been the largest investor who participated - either directly or through entities under his control - in all funding rounds in a total amount of approximately $44.67 million.

In 2023, the Company entered into Unsecured Convertible Revolving Promissory Note (the “Note”) with its main shareholder in the amount of up to $3,000. At any time, the Noteholder may, in its sole discretion, lend to the Company from time to time until the first-year anniversary of the Effective Date such amounts as may be requested by the Company in accordance with the terms and conditions of this Note. The principal amount outstanding under this Note from time to time shall bear interest at a rate per annum equal to the Applicable Federal Rate. During 2025, Company received a total of $451 and repaid $1,605 from the outstanding balance. During 2024, Company received a total of $1,110 and repaid $910 from the outstanding balance. As of December 31, 2025 and 2024, the Revolving Promissory Note outstanding balance was $765 and $1,870, respectively.

The total interest expenses recorded in 2025 and 2024 were $48 and $85, respectively.